Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2010 Options (Options 2010 Plan [Member])	12 Months Ended
Dec. 31, 2013
Option E 1 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2010 Options [Line Items]
Weight average assumptions – expected dividend yield	1.31%
Risk-free interest rate	2.35%
Expected life (years)	3 years 233 days
Expected volatility	34.91%
Option E 2 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2010 Options [Line Items]
Weight average assumptions – expected dividend yield	1.31%
Risk-free interest rate	2.61%
Expected life (years)	4 years 51 days
Expected volatility	33.70%
Option E 3 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2010 Options [Line Items]
Weight average assumptions – expected dividend yield	1.31%
Risk-free interest rate	2.82%
Expected life (years)	4 years 233 days
Expected volatility	32.62%
Option E 4 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2010 Options [Line Items]
Weight average assumptions – expected dividend yield	1.31%
Risk-free interest rate	3.06%
Expected life (years)	5 years 51 days
Expected volatility	31.82%